Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Interest income	$ 446,291	$ 268,419	$ 16,436
Other income	7,641,516	4,019,285	3,916,333
Intellectual property expenses	(127,523)	(214,304)	(285,067)
General and administration expenses	(5,481,399)	(4,762,643)	(5,056,571)
Research and development expenses	(14,404,282)	(18,644,047)	(13,198,583)
Other operating expenses	(87,265)	(5,238)	(29,404)
Other gains / (losses)	(67,111)	261,152	917,650
Forfeited options from reserves			17,150
Loss before income tax expense	(12,079,773)	(19,077,376)	(13,702,056)
Income tax expense	(68,055)	(46,088)	(104,459)
Loss for the year	(12,147,828)	(19,123,464)	(13,806,515)
Other comprehensive loss
Total comprehensive loss for the year	$ (12,147,828)	$ (19,123,464)	$ (13,806,515)
Loss per share (basic - cents per share) (in Dollars per share)	$ (0.19)	$ (0.52)	$ (0.57)
Loss per share (Diluted - cents per share) (in Dollars per share)	$ (0.19)	$ (0.52)	$ (0.57)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	6,396,924,117	3,648,875,564	2,427,841,917
Weighted average number of ordinary shares used in computing diluted net loss per share (in Shares)	6,396,924,117	3,648,875,564	2,427,841,917